Operating costs and non-underlying items - Analysis of expenses recognized in Profit or loss by function (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 [1]	Dec. 31, 2017 [1]
Analysis of expenses recognized in profit or loss by function [Line Items]
Turnover	€ 51,980	€ 50,982	€ 53,715
Cost of sales	(29,102)	(28,703)	(30,484)
Gross profit	22,878	22,279	23,231
Selling and administrative expenses	(12,931)	(12,816)	(13,731)
Non-underlying items within operating profit before tax	(1,239)	3,176	(543)
Operating profit	8,708	12,639	8,957
Cost of Sales [Member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Distribution costs	(3,089)	(3,057)	(3,202)
Production costs	(3,701)	(3,732)	(4,190)
Raw and packaging materials and goods purchased for resale	(20,769)	(20,516)	(21,587)
Other	(1,543)	(1,398)	(1,505)
Selling and Administrative Expenses [Member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Brand and marketing investment	(7,272)	(7,150)	(7,575)
Overheads	(5,659)	(5,666)	(6,156)
Research and development	€ (840)	€ (900)	€ (900)

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.